Retirement Benefit Plans - Maturity Analysis of Undiscounted Benefit Payments (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 TWD ($)
Disclosure Of Defined Benefit Plans [Abstract]
2019	$ 2,736
2020	6,089
2021	10,454
2022	12,566
2023 and thereafter	46,894
Total	$ 78,739